SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITIES (Details)	12 Months Ended
Sep. 30, 2022
Starbox Group [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Sep. 13, 2021
Place of incorporation	Cayman Islands
Percenatge of ownership description	Parent
Major business activities description	Investment holding
Starbox Berhad [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Jul. 24, 2019
Place of incorporation	Malaysia
Major business activities description	Investment holding
Percenatge of ownership	100.00%
Starbox GB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Jul. 24, 2019
Place of incorporation	Malaysia
Major business activities description	Network marketing, facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants
Percenatge of ownership	100.00%
Starbox SB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Jul. 23, 2019
Place of incorporation	Malaysia
Major business activities description	Providing digital advertising services to retail merchant customers
Percenatge of ownership	100.00%
Starbox PB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	May 21, 2019
Place of incorporation	Malaysia
Major business activities description	Providing secured payment solution services to retail merchant customers
Percenatge of ownership	100.00%